Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Acquisition costs and other acquisition liabilities paid			£ 0
Net cash outflow	£ (11)	£ (15)	(9)
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions		(7)	(1)
Deferred payments for prior year acquisitions and other items	(11)	(7)	(6)
Acquisition costs and other acquisition liabilities paid		(1)	(2)
Net cash outflow	£ (11)	£ (15)	£ (9)